OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

		As at December 31
(In millions of dollars)	Note	2020	2019

Deferred pension liability	23	590	465
Supplemental executive retirement plan	23	92	73
Stock-based compensation	25	39	47
Derivative instruments	17	318	90
Contract liabilities	5	69	—
Other		41	29

Total other long-term liabilities		1,149	704